Fair Value Measurement - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other-than-temporary Impairment Loss, Debt Securities, Available-for-sale	$ 0
Financial liabilities		$ 0
Short-term marketable securities	$ 68,760	$ 14,200
Minimum [Member] | P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Stock price to redeem warrants	$ 10
Maximum [Member] | P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Stock price to redeem warrants	$ 18